Revenue from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers
17.	Revenue from Contracts with Customers
Disaggregation of revenue from contracts with customers
Below revenue is shown following product lines and geographical segments:

(Euros)	June 30, 2022	June 30, 2021
Lines:
Sales of goods	65,745,738	26,342,367
Sales of services	2,065,189	975,549

Total	67,810,927	27,317,916

Geographical markets:
EMEA	60,207,028	25,723,119
NORAM	7,593,299	1,505,897
APAC	10,600	88,900

Total	67,810,927	27,317,916

There is no customer exceeding 10% of the total revenues for the six month period ended June 30, 2022 and 2021.
Sales services includes mainly installations services, software services and others.

19.	REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregation of revenue from contracts with customers
The Group’s revenues that derive from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

(In Euros)	2021	2020	2019
Lines:
Sales of goods	69,105,277	18,516,207	7,333,454
Sales of services	2,473,289	1,161,159	686,795

Total	71,578,566	19,677,366	8,020,249

Geographical markets:
EMEA	66,871,313	19,656,290	8,020,249
NORAM	4,687,237	1,313	—
APAC	20,016	19,763	—

Total	71,578,566	19,677,366	8,020,249

There is no customer exceeding 10% of the total revenues at 31 December 2021. There are only revenues from one customer of the Group’s segments that represent more than 10% of the Group’s segment total revenues for Euros 1,633,127 and Euros 1,282,728 at 31 December 2020 and 2019, respectively.